UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07840

Schroder Series Trust
 (Exact name of registrant as specified in charter)

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
January 31, 2018 (unaudited)

Shares		Value $

	COMMON STOCK – 94.7%
	Argentina – 0.7%
696	Loma Negra Cia Industrial Argentina ADR (1)	16,537

	Brazil – 6.4%
4,500	Cyrela Brazil Realty Empreendimentos e Participacoes	21,158
3,800	Energisa SA - Units	36,379
2,400	IRB Brasil Resseguros S	28,286
3,800	Odontoprev	19,835
848	Pagseguro Digital Class A (1)	23,693
8,400	QGEP Participacoes	26,497
		155,848
	China – 12.8%
6,200	Anhui Gujing Distillery Class B	36,458
120,000	China Dongxiang Group	24,391
318	China Lodging Group ADR	47,538
15,000	China Shineway Pharmaceutical Group	18,485
9,000	Haitian International Holdings	28,130
11,100	Hefei Meiya Optoelectronic Technology Class A	31,388
996	Hollysys Automation Technologies	25,269
29,000	Li Ning (1)	23,355
19,000	Nexteer Automotive Group	40,707
5,700	Suofeiya Home Collection Class A	34,710
		310,431
	Egypt – 1.2%
11,338	Credit Agricole Egypt	28,891

	Georgia – 1.1%
1,123	TBC Bank Group	26,150

	Greece – 1.5%
1,784	JUMBO	35,262

	Hong Kong – 1.6%
2,800	ASM Pacific Technology	38,227

	India – 10.1%
2,096	Apollo Hospitals Enterprise	38,319
4,933	Arvind	32,059
10,673	City Union Bank	26,631
1,914	Container of India	41,838
40	Eicher Motors	16,932
6,317	Gateway Distriparks	22,759
6,240	Indraprastha Gas	29,888
1,741	Supreme Industries	35,673
		244,099
Shares		Value $

	Indonesia – 3.1%
123,900	Surya Citra Media	24,894
9,800	United Tractors	28,474
97,625	XL Axiata (1)	21,802
		75,170
	Malaysia – 1.3%
10,900	Bursa Malaysia	30,511

	Mexico – 3.1%
3,022	Alsea	9,888
2,545	Grupo Aeroportuario del Pacifico Class B	26,675
3,488	Grupo Cementos de Chihuahua	19,738
8,335	Organizacion Soriana Class B (1)	18,222
		74,523
	Pakistan – 0.8%
10,700	Habib Bank	18,785

	Philippines – 2.9%
149,900	D&L Industries	35,590
15,510	International Container Terminal Services	34,316
		69,906
	Poland – 2.5%
323	CCC	27,787
1,348	Dino Polska (1) (2)	33,646
		61,433
	Russia – 6.0%
2,577	Globaltrans Investment GDR	27,729
315	Luxoft Holding Class A (1)	18,128
1,863	MegaFon OAO GDR	18,071
1,634	Polymetal International	19,145
2,819	TCS Group Holding GDR	61,454
		144,527
	Singapore – 1.5%
25,100	First Resources	36,355

	South Africa – 1.7%
2,452	Foschini Group	40,062

	South Korea – 15.8%
1,061	Hyundai Livart Furniture	28,913
520	ING Life Insurance Korea (2)	28,487
457	Koh Young Technology	40,271
580	Korea Kolmar	48,612
659	LEENO Industrial	37,768
182	Mando	47,296
82	Medy-Tox	46,688
527	S-1 Class 1	49,055
758	Seegene (1)	27,116

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
January 31, 2018 (unaudited)

Shares		Value $

181	SK Materials	28,815
		383,021
	Spain – 1.3%
9,495	Prosegur Cash (2)	32,772

	Sri Lanka – 1.1%
25,919	John Keells Holdings	27,599

	Taiwan – 15.1%
32,147	Aerospace Industrial Development	38,825
8,000	Chroma ATE	45,564
24,000	CTCI	37,303
2,040	Eclat Textile	20,474
4,310	Gourmet Master	62,478
3,000	King Slide Works	40,710
5,000	Macauto Industrial	25,905
7,000	Merida Industry	33,024
4,000	Nien Made Enterprises	41,172
8,000	Toung Loong Textile Manufacturing	19,735
		365,190
	Turkey – 1.9%
3,680	DP Eurasia (1) (2)	11,678
2,220	Migros Ticaret (1)	15,495
2,177	Tofas Turk Otomobil Fabrikasi	18,486
		45,659
	United Arab Emirates – 1.2%
25,725	Aramex PJSC	29,486

	TOTAL COMMON STOCK
	(Cost $1,613,783)	2,290,444

	PREFERRED STOCK – 3.0%
	Brazil – 2.0%
5,300	Alpargatas, 1.320%	26,583
1,300	Cia Energetica do Ceara Class A, 3.500%	21,691
		48,274
	Colombia – 1.0%
52,940	Grupo Aval Acciones y Valores, 4.630%	23,784

	TOTAL PREFERRED STOCK
	(Cost $49,941)	72,058
	TOTAL INVESTMENTS IN SECURITIES – 97.7%
	(Cost $1,663,724)	2,362,502
	OTHER ASSETS LESS LIABILITIES – 2.3%	54,763
	NET ASSETS – 100%	$2,417,265
(1)	Denotes non-income producing security.

(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2018, the value of these securities amounted to $106,583, representing 4.4% of the net assets of the Fund.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PJSC — Private Joint Stock Company

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Core Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 45.7%
	Consumer Discretionary – 2.5%
	AutoNation
30,000	4.500%, 10/01/25	30,908
	Discovery Communications LLC
75,000	2.950%, 03/20/23	73,300
	Home Depot
157,000	2.625%, 06/01/22	156,281
	Magna International
37,000	4.150%, 10/01/25	38,580
	Newell Brands
199,000	3.150%, 04/01/21	199,752
		498,821
	Consumer Staples – 4.4%
	Anheuser-Busch InBev Finance
205,000	2.650%, 02/01/21	204,344
	CVS Health
172,000	2.250%, 12/05/18	172,031
	Reynolds American
17,000	5.850%, 08/15/45	20,709
12,000	5.700%, 08/15/35	14,116
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	397,489
	Tyson Foods
80,000	3.550%, 06/02/27	79,686
		888,375
	Energy – 5.0%
	Enbridge
55,000	4.250%, 12/01/26	56,670
	Energy Transfer
167,000	3.600%, 02/01/23	166,189
	Ensco
24,000	5.750%, 10/01/44	17,130
	EOG Resources
150,000	2.625%, 03/15/23	146,773
	EQT
30,000	3.900%, 10/01/27	29,380
49,000	3.000%, 10/01/22	47,950
	Kinder Morgan
68,000	4.300%, 06/01/25	70,421
	Noble Energy
92,000	4.150%, 12/15/21	95,391
	Petroleos Mexicanos
54,000	5.625%, 01/23/46	49,680
	Phillips 66 Partners
95,000	3.605%, 02/15/25	95,625
	Shell International Finance BV
210,000	1.899%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/19	211,030
	TransCanada PipeLines
20,000	6.200%, 10/15/37	25,815
		1,012,054
Principal Amount ($)		Value $

	Financials – 18.9%
	American Express
250,000	7.000%, 03/19/18	251,657
	American Express Credit
175,000	2.125%, 03/18/19	174,612
	American International Group
120,000	3.900%, 04/01/26	121,938
121,000	3.300%, 03/01/21	122,297
	Bank of America
90,000	7.625%, 06/01/19	96,151
10,000	5.875%, 01/05/21	10,889
	Bank of America MTN
361,000	3.500%, 04/19/26	363,244
	Bank of Nova Scotia
100,000	4.375%, 01/13/21	104,560
	Capital One Financial
425,000	2.450%, 04/24/19	424,789
	Citigroup
62,000	6.875%, 06/01/25	73,856
145,000	3.200%, 10/21/26	141,444
	Cooperatieve Rabobank UA MTN
204,000	3.875%, 02/08/22	211,075
	Goldman Sachs Group
250,000	3.500%, 11/16/26	246,423
26,000	2.625%, 04/25/21	25,763
	JPMorgan Chase
100,000	4.500%, 01/24/22	105,948
	MetLife
200,000	7.717%, 02/15/19	211,215
	Moody's
194,000	5.500%, 09/01/20	206,830
	Morgan Stanley MTN
240,000	2.750%, 05/19/22	236,397
114,000	2.500%, 04/21/21	112,570
	Prudential Financial MTN
112,000	7.375%, 06/15/19	119,404
	Unum Group
25,000	3.000%, 05/15/21	24,968
	US Bancorp MTN
159,000	2.625%, 01/24/22	157,673
	Wells Fargo
252,000	3.000%, 10/23/26	243,758
		3,787,461
	Healthcare – 3.6%
	Abbott Laboratories
201,000	3.400%, 11/30/23	202,494
	AbbVie
70,000	3.600%, 05/14/25	70,647
14,000	3.200%, 11/06/22	14,036
	Aetna
90,000	2.800%, 06/15/23	87,745

Schroder Core Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount ($)		Value $

	Allergan Funding SCS
58,000	3.850%, 06/15/24	58,738
44,000	3.800%, 03/15/25	44,179
88,000	3.450%, 03/15/22	88,507
	Becton Dickinson
24,000	3.734%, 12/15/24	24,056
	Cardinal Health
41,000	3.079%, 06/15/24	39,669
	Merck
86,000	2.750%, 02/10/25	84,141
		714,212
	Industrials – 2.7%
	General Electric MTN
156,000	3.150%, 09/07/22	155,757
	General Electric Capital MTN
122,000	6.000%, 08/07/19	128,187
	Lockheed Martin
176,000	3.550%, 01/15/26	179,577
	Rockwell Collins
89,000	3.200%, 03/15/24	88,331
		551,852
	Information Technology – 1.6%
	Apple
59,000	3.000%, 06/20/27	57,396
	Microsoft
113,000	4.100%, 02/06/37	122,810
157,000	2.400%, 08/08/26	147,762
		327,968
	Materials – 0.5%
	Sherwin-Williams
109,000	3.450%, 06/01/27	107,653

	Real Estate – 1.8%
	American Tower REIT
129,000	3.300%, 02/15/21	130,467
	Crown Castle International REIT
119,000	3.800%, 02/15/28	116,580
42,000	3.200%, 09/01/24	40,972
	Ventas Realty REIT
70,000	3.125%, 06/15/23	69,055
		357,074
	Telecommunication Services – 3.3%
	AT&T
78,000	4.750%, 05/15/46	75,556
50,000	4.500%, 05/15/35	49,248
78,000	3.900%, 08/14/27	77,660
95,000	3.400%, 05/15/25	92,435
108,000	3.000%, 06/30/22	107,051
Principal Amount ($)		Value $

	Verizon Communications
171,000	5.250%, 03/16/37	188,257
61,000	5.150%, 09/15/23	66,931
		657,138
	Utilities – 1.4%
	Exelon
17,000	2.450%, 04/15/21	16,748
	Southern
261,000	2.950%, 07/01/23	257,799
		274,547
	TOTAL CORPORATE OBLIGATIONS
	(Cost $9,177,155)	9,177,155

	U.S. TREASURY OBLIGATIONS – 42.1%
	United States Treasury Bonds
622,000	4.625%, 02/15/40	799,513
516,000	4.375%, 05/15/40	642,360
145,000	3.000%, 05/15/45	146,818
80,000	3.000%, 02/15/47	80,922
335,000	3.000%, 05/15/47	338,651
52,000	2.875%, 11/15/46	51,320
170,000	2.750%, 08/15/47	163,452
159,000	2.500%, 02/15/46	145,609
	United States Treasury Notes
219,000	2.875%, 05/15/43	217,272
444,700	2.375%, 05/15/27	432,054
433,000	2.250%, 02/15/27	416,678
140,000	2.250%, 08/15/27	134,449
306,000	2.250%, 11/15/27	293,676
227,000	2.000%, 10/31/22	221,759
366,000	2.000%, 11/15/26	345,470
223,000	1.875%, 02/28/22	217,974
50,000	1.875%, 09/30/22	48,602
555,300	1.750%, 05/31/22	538,684
845,000	1.625%, 03/15/20	835,362
50,000	1.625%, 10/15/20	49,164
282,000	1.375%, 09/30/19	278,673
100,000	1.250%, 03/31/19	99,148
150,000	1.250%, 04/30/19	148,588
1,000,000	1.250%, 05/31/19	989,883
160,000	1.125%, 02/28/19	158,538
660,000	0.875%, 09/15/19	647,238
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $8,441,857)	8,441,857

Schroder Core Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION – 5.0%
	Federal National Mortgage Association – 5.0%
	FNMA
988,581	3.500%, 01/01/48
	(Cost $998,948)	998,948

	ASSET-BACKED SECURITIES – 3.7%
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
234,000	2.410%, 07/15/22	234,314
	Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1
300,000	5.350%, 02/07/20	300,089
	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	200,176
	Toyota Auto Receivables
8,970	1.310%, 09/16/19	8,967
	TOTAL ASSET-BACKED SECURITIES
	(Cost $743,546)	743,546

	TAXABLE MUNICIPAL BONDS – 1.6%
	Florida – 1.0%
	Hurricane Catastrophe Fund Finance RB, Series A
150,000	2.995%, 07/01/20	151,745
	State Board of Administration Finance RB, Series A
45,000	2.638%, 07/01/21	44,836
		196,581
	New Jersey – 0.6%
	State Economic Development Authority RB, Series A, NATL
65,000	7.425%, 02/15/29	81,149
	State Transportation Trust Fund Authority RB, Series C
35,000	5.754%, 12/15/28	39,328
		120,477
	TOTAL MUNICIPAL BONDS
	(Cost $317,058)	317,058
	TOTAL INVESTMENTS IN SECURITIES – 98.1%
	(Cost $19,678,564)	19,678,564
	OTHER ASSETS LESS LIABILITIES – 1.9%	376,201
	NET ASSETS – 100%	$20,054,765
FNMA — Federal National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Long Duration Investment-Grade Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 52.4%
	United States Treasury Bonds
6,658,000	4.625%, 02/15/40	8,558,131
1,352,000	4.500%, 02/15/36	1,678,592
13,410,500	4.375%, 05/15/40	16,694,501
257,000	3.000%, 02/15/47	259,961
3,389,000	3.000%, 05/15/47	3,425,935
1,055,200	2.875%, 11/15/46	1,041,392
8,633,600	2.750%, 08/15/47	8,301,071
	United States Treasury Notes
2,136,000	2.250%, 08/15/27	2,051,311
850,000	2.250%, 11/15/27	815,768
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $44,378,507)	42,826,662

	CORPORATE OBLIGATIONS – 46.1%
	Consumer Discretionary – 3.0%
	21st Century Fox America
308,000	4.750%, 09/15/44	348,084
	Amazon.com (1)
560,000	3.875%, 08/22/37	576,750
	Cox Communications (1)
113,000	4.600%, 08/15/47	113,075
	McDonald's MTN
327,000	4.875%, 12/09/45	374,186
	Newell Brands
527,000	5.500%, 04/01/46	605,038
400,000	5.375%, 04/01/36	451,468
		2,468,601
	Consumer Staples – 4.6%
	Altria Group
800,000	5.375%, 01/31/44	957,150
	BAT Capital (1)
511,000	4.540%, 08/15/47	526,721
	CVS Health
652,000	5.125%, 07/20/45	728,827
	Molson Coors Brewing
289,000	4.200%, 07/15/46	288,009
	Reynolds American
191,000	8.125%, 05/01/40	278,721
646,000	5.850%, 08/15/45	786,940
	Tyson Foods
185,000	4.550%, 06/02/47	198,155
		3,764,523
	Energy – 5.7%
	Enbridge
232,000	5.500%, 12/01/46	277,069
	Energy Transfer
650,000	5.150%, 03/15/45	640,975
	Ensco
81,000	5.750%, 10/01/44	57,814

Principal Amount ($)		Value $

	Enterprise Products Operating LLC
505,000	5.100%, 02/15/45	576,245
	Marathon Petroleum
250,000	4.750%, 09/15/44	264,855
	Noble Energy
400,000	5.050%, 11/15/44	440,606
	Petroleos Mexicanos
607,000	5.625%, 01/23/46	558,440
	Phillips 66 Partners
257,000	4.680%, 02/15/45	263,069
	Shell International Finance BV
400,000	4.000%, 05/10/46	414,896
	Sunoco Logistics Partners Operations
345,000	5.400%, 10/01/47	353,463
	TransCanada PipeLines
541,000	7.625%, 01/15/39	806,772
		4,654,204
	Financials – 13.6%
	Aflac
144,000	6.450%, 08/15/40	188,512
	American International Group
284,000	4.375%, 01/15/55	277,899
168,000	3.900%, 04/01/26	170,713
	Bank of America
824,000	6.000%, 10/15/36	1,048,902
	Bank of America MTN
300,000	5.000%, 01/21/44	352,799
822,000	3.500%, 04/19/26	827,110
	Citigroup
386,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	407,513
789,000	3.200%, 10/21/26	769,648
	Cooperatieve Rabobank UA
250,000	3.750%, 07/21/26	247,533
	Cooperatieve Rabobank UA MTN
940,000	3.375%, 05/21/25	944,040
	Goldman Sachs Group
1,471,000	3.500%, 11/16/26	1,449,952
	JPMorgan Chase
702,000	4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	741,616
	MetLife
265,000	6.400%, 12/15/36	304,790
495,000	5.875%, 02/06/41	622,309
	Morgan Stanley MTN
475,000	4.300%, 01/27/45	504,537
	Prudential Financial (1)
1,053,000	3.935%, 12/07/49	1,034,030
	Unum Group
693,000	5.750%, 08/15/42	835,197
	Wells Fargo
340,000	3.900%, 05/01/45	343,818
		11,070,918

Schroder Long Duration Investment-Grade Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount ($)		Value $

	Healthcare – 4.7%
	Abbott Laboratories
425,000	4.900%, 11/30/46	484,813
500,000	4.750%, 11/30/36	555,717
	AbbVie
451,000	4.700%, 05/14/45	494,199
	Allergan Funding SCS
489,000	4.550%, 03/15/35	511,060
	Anthem
925,000	4.625%, 05/15/42	992,976
	Medtronic
713,000	4.625%, 03/15/45	807,795
		3,846,560
	Industrials – 3.1%
	Burlington Northern Santa Fe
700,000	4.150%, 04/01/45	743,003
	Johnson Controls International
70,000	4.500%, 02/15/47	75,516
	Rockwell Collins
362,000	4.350%, 04/15/47	382,597
	Siemens Financieringsmaatschappij (1)
618,000	4.200%, 03/16/47	664,492
	Union Pacific
630,000	4.150%, 01/15/45	676,351
		2,541,959
	Information Technology – 2.3%
	Microsoft
624,000	4.500%, 02/06/57	714,908
236,000	4.450%, 11/03/45	267,361
275,000	3.700%, 08/08/46	278,834
	Visa
515,000	4.300%, 12/14/45	570,698
		1,831,801
	Materials – 2.3%
	Barrick North America Finance LLC
317,000	5.700%, 05/30/41	385,190
	Dow Chemical
182,000	9.400%, 05/15/39	306,452
	International Paper
600,000	4.800%, 06/15/44	656,531
	Monsanto
172,000	4.700%, 07/15/64	175,969
	Sherwin-Williams
352,000	4.500%, 06/01/47	371,474
		1,895,616
	Telecommunication Services – 5.1%
	AT&T
850,000	5.150%, 02/14/50	859,797
917,000	4.500%, 05/15/35	903,201
640,000	4.350%, 06/15/45	589,351
Principal Amount ($)		Value $

	Verizon Communications
739,000	5.250%, 03/16/37	813,581
1,040,000	4.672%, 03/15/55	1,019,095
		4,185,025
	Utilities – 1.7%
	Sempra Energy
393,000	6.000%, 10/15/39	500,657
199,000	4.000%, 02/01/48	196,101
	Southern
670,000	4.400%, 07/01/46	694,089
		1,390,847
	TOTAL CORPORATE OBLIGATIONS
	(Cost $35,321,597)	37,650,054

	TAXABLE MUNICIPAL BONDS – 0.7%
	California – 0.5%
	University of California RB, Series AD
400,000	4.858%, 05/15/2112	429,748

	NEW JERSEY – 0.2%
	State Transportation Trust Fund Authority RB, Series B
105,000	6.561%, 12/15/40
	TOTAL MUNICIPAL BONDS	137,384
	(Cost $522,692)	567,132

	TOTAL INVESTMENTS IN SECURITIES – 99.2%
	(Cost $80,222,796)	81,043,848
	OTHER ASSETS LESS LIABILITIES – 0.8%	666,272
	NET ASSETS – 100%	$81,710,120

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2018, the value of these securities amounted to $2,915,068, representing 3.6% of the net assets of the Fund.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
USD — United States Dollar
VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Short Duration Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 58.4%
	Consumer Discretionary – 1.9%
	Discovery Communications LLC
57,000	2.200%, 09/20/19	56,503
	Ford Motor Credit LLC
250,000	2.425%, 06/12/20	247,136
	Newell Brands
14,000	2.600%, 03/29/19	13,999
		317,638
	Consumer Staples – 11.5%
	Anheuser-Busch InBev Finance
145,000	1.900%, 02/01/19	144,475
	BAT Capital (1)
153,000	2.297%, 08/14/20	151,178
	Danone (1)
314,000	1.691%, 10/30/19	309,407
	Kraft Heinz Foods
245,000	2.800%, 07/02/20	245,111
	Kroger
127,000	2.000%, 01/15/19	126,719
	MARB BondCo (1)
200,000	6.875%, 01/19/25	197,000
	Molson Coors Brewing
104,000	2.100%, 07/15/21	100,963
80,000	1.900%, 03/15/19 (1)	79,516
	Mondelez International Holdings Netherlands BV (1)
200,000	1.625%, 10/28/19	196,987
	Philip Morris International
180,000	1.625%, 02/21/19	178,827
	Tyson Foods
150,000	2.650%, 08/15/19	150,281
		1,880,464
	Energy – 4.3%
	Enterprise Products Operating LLC
78,000	6.500%, 01/31/19	81,154
	EOG Resources
105,000	5.625%, 06/01/19	109,293
	EQT
163,000	2.500%, 10/01/20	161,383
	Kinder Morgan
150,000	3.050%, 12/01/19	150,789
	Phillips 66 (1)
50,000	2.472%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20	50,049
	Shell International Finance BV
154,000	1.899%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/19	154,755
		707,423
	Financials – 21.2%
	American Express Credit
31,000	2.125%, 03/18/19	30,931
Principal Amount ($)		Value $

	American Express Credit MTN
40,000	2.200%, 03/03/20	39,702
	American International Group
91,000	3.300%, 03/01/21	91,976
	Bank of America MTN
380,000	2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/21	377,272
	Barclays Bank
200,000	2.650%, 01/11/21	198,623
	Branch Banking & Trust
250,000	2.100%, 01/15/20	248,128
	Capital One
250,000	2.400%, 09/05/19	248,824
	Capital One Financial
20,000	2.500%, 05/12/20	19,862
	Citigroup
368,000	2.650%, 10/26/20	367,025
	Goldman Sachs Group
202,000	3.200%, 02/23/23	201,193
124,000	2.750%, 09/15/20	123,889
	Morgan Stanley
310,000	2.213%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/20	311,581
	Prudential Financial MTN
75,000	2.350%, 08/15/19	74,922
	Regions Bank
250,000	2.750%, 04/01/21	249,657
	Standard Chartered (1)
379,000	2.400%, 09/08/19	377,154
	SunTrust Bank
169,000	2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/21	168,887
153,000	2.250%, 01/31/20	152,231
	UBS MTN (1)
200,000	2.200%, 06/08/20	197,877
		3,479,734
	Healthcare – 4.3%
	Abbott Laboratories
75,000	2.350%, 11/22/19	74,791
	Allergan Funding SCS
150,000	3.000%, 03/12/20	150,590
	Cardinal Health
150,000	1.948%, 06/14/19	148,770
	Gilead Sciences
172,000	1.850%, 09/20/19	170,694
	Humana
164,000	2.500%, 12/15/20	162,832
		707,677
	Industrials – 3.3%
	General Electric Capital MTN
90,000	4.375%, 09/16/20	93,517
	Northrop Grumman
155,000	2.080%, 10/15/20	152,747

Schroder Short Duration Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount ($)		Value $

	Rockwell Collins
42,000	1.950%, 07/15/19	41,673
	Siemens Financieringsmaatschappij (1)
250,000	2.200%, 03/16/20	248,469
		536,406
	Information Technology – 6.0%
	Apple
153,000	1.900%, 02/07/20	151,745
	Cisco Systems
152,000	1.966%, VAR ICE LIBOR USD 3 Month+0.340%, 09/20/19	152,715
	Dell International LLC (1)
118,000	3.480%, 06/01/19	119,043
	Hewlett Packard Enterprise (1)
107,000	2.100%, 10/04/19	105,802
	Microsoft
372,000	2.000%, 11/03/20	367,893
	QUALCOMM
91,000	2.100%, 05/20/20	90,139
		987,337
	Materials – 1.9%
	Rio Tinto Finance USA
2,000	2.875%, 08/21/22	2,000
	Sherwin-Williams
311,000	2.250%, 05/15/20	308,108
		310,108
	Real Estate – 0.5%
	Crown Castle International REIT
45,000	3.400%, 02/15/21	45,604
	Digital Realty Trust REIT
32,000	2.750%, 02/01/23	31,331
		76,935
	Telecommunication Services – 3.4%
	AT&T
398,000	2.450%, 06/30/20	395,543
	Verizon Communications
168,000	2.946%, 03/15/22	167,273
		562,816
	Utilities – 0.1%
	Dominion Energy
20,000	1.600%, 08/15/19	19,714

	TOTAL CORPORATE OBLIGATIONS
	(Cost $9,629,455)	9,586,252
Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 23.8%
	United States Treasury Notes
403,000	1.875%, 12/31/19	400,985
193,000	1.750%, 11/30/19	191,688
48,000	1.375%, 09/30/19	47,434
3,292,000	1.125%, 02/28/19	3,261,909
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $3,910,192)	3,902,016

	ASSET-BACKED SECURITIES – 11.4%
	BlueMountain CLO, Series 2017-2A, Class A1R (1)
250,000	2.925%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/30	251,685
	Cedar Funding VIII CLO, Series 2017-8A, Class A1 (1)
250,000	2.981%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/30	252,258
	CLI Funding V LLC, Series 2013-2A (1)
164,428	3.220%, 06/18/28	161,991
	Galaxy XXI CLO, Series 2015-21A, Class AR
250,000	2.790%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31	250,000
	SoFi Professional Loan Program LLC, Series 2015-C, Class A1 (1)
207,950	2.287%, VAR ICE LIBOR USD 1 Month+1.050%, 08/27/35	210,238
	Sound Point CLO II, Series 2018-1A, Class A1R (1)
250,000	2.823%, VAR ICE LIBOR USD 3 Month+1.070%, 01/26/31	250,000
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
91,029	2.750%, 07/25/57	90,253
	Towd Point Mortgage Trust, Series 2017-6, Class A1 (1) (2)
150,358	2.750%, 10/25/57	149,945
	Voya CLO, Series 2017-3A, Class A1A (1)
250,000	2.975%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/30	252,402
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,872,163)	1,868,772

	COLLATERALIZED MORTGAGE OBLIGATIONS (1) (2) – 3.8%
	Flagstar Mortgage Trust, Series 2017-2, Class A5
137,209	3.500%, 10/25/47	137,932
	JPMorgan Mortgage Trust, Series 2015-6, Class A5
199,092	3.500%, 10/25/45	200,896

Schroder Short Duration Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount ($)		Value $

	JPMorgan Mortgage Trust, Series 2017-1, Class A5
103,685	3.500%, 01/25/47	104,686
	JPMorgan Mortgage Trust, Series 2017-4, Class A5
182,565	3.500%, 11/25/48	184,155
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $632,456)	627,669

	TAXABLE MUNICIPAL BONDS – 2.0%
	Florida – 0.9%
	State Board of Administration Finance RB, Series A
145,000	2.163%, 07/01/19	144,557

	Massachusetts – 0.9%
	State Water Resources Authority RB, Series Sub A-1
150,000	1.090%, 08/01/37	150,000

	New Jersey – 0.2%
	State Transportation Trust Fund Authority RB
40,000	5.000%, 06/15/19	41,441

	TOTAL MUNICIPAL BONDS
	(Cost $336,537)	335,998
	TOTAL INVESTMENTS IN SECURITIES – 99.4%
	(Cost $16,380,803)	16,320,707
	OTHER ASSETS LESS LIABILITIES – 0.6%	105,466
	NET ASSETS – 100%	$16,426,173

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2018, the value of these securities amounted to $4,078,027, representing 24.8% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Short Duration Bond Fund
Schedule of Investments
January 31, 2018 (unaudited)
The open futures contracts held by the Fund at January 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	11	Mar-2018	$2,360,570	$2,345,578	$(14,992)
U.S. 5-Year Treasury Note	(3)	Mar-2018	(350,121)	(344,133)	5,988
			$2,010,449	$2,001,445	$(9,004)

CLO — Collateralized Loan Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount †		Value $

	CORPORATE OBLIGATIONS – 45.6%
	Consumer Discretionary – 6.2%
	Amazon.com (1)
830,000	3.150%, 08/22/27	814,031
	Charter Communications Operating LLC
150,000	4.908%, 07/23/25	156,831
	Discovery Communications LLC
255,000	2.950%, 03/20/23	249,220
	Ford Motor Credit LLC
260,000	5.000%, 05/15/18	262,128
470,000	2.425%, 06/12/20	464,615
	General Motors Financial
195,000	5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/66	201,337
315,000	3.700%, 11/24/20	321,386
500,000	3.250%, 01/05/23	492,848
	George Washington University
205,000	3.485%, 09/15/22	206,858
	L Brands
205,000	6.875%, 11/01/35	209,612
	Newell Brands
235,000	4.200%, 04/01/26	239,558
190,000	3.850%, 04/01/23	193,602
	Scientific Games International (1)
125,000	7.000%, 01/01/22	131,875
100,000	5.000%, 10/15/25	100,125
	VTR Finance BV (1)
200,000	6.875%, 01/15/24	210,500
		4,254,526
	Consumer Staples – 2.8%
	BAT Capital (1)
635,000	2.764%, 08/15/22	623,725
	MARB BondCo (1)
690,000	6.875%, 01/19/25	679,650
	Smithfield Foods (1)
150,000	2.700%, 01/31/20	148,852
	Tyson Foods
445,000	3.550%, 06/02/27	443,254
		1,895,481
	Energy – 7.3%
	Cenovus Energy
327,000	4.250%, 04/15/27	324,490
	Crestwood Midstream Partners
275,000	6.250%, 04/01/23	286,687
	Enbridge
490,000	6.000%, VAR ICE LIBOR USD 3 Month+3.890%, 01/15/77	515,725
	Energy Transfer Partners
481,000	6.625%, VAR ICE LIBOR USD 3 Month+4.155%, 02/15/66	480,964
365,000	4.150%, 10/01/20	375,530
	Ensco
190,000	5.750%, 10/01/44	135,613
Principal Amount †		Value $

	EQT
405,000	3.900%, 10/01/27	396,625
	Noble Energy
550,000	4.150%, 12/15/21	570,271
	Petrobras Global Finance BV
240,000	7.375%, 01/17/27	266,196
	Petroleos Mexicanos
579,000	5.625%, 01/23/46	532,680
400,000	3.500%, 01/30/23	391,244
	Targa Resources Partners
200,000	6.750%, 03/15/24	213,500
	Valero Energy
230,000	3.400%, 09/15/26	227,635
	Williams Partners
340,000	4.300%, 03/04/24	354,229
		5,071,389
	Financials – 17.0%
	American Express
34,000	8.125%, 05/20/19	36,453
	American International Group
350,000	3.300%, 03/01/21	353,752
	Bank of America (1)
679,000	3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28	667,521
91,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	90,072
	Bank of America MTN
400,000	2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/21	397,129
	Banque Federative du Credit Mutuel MTN (1)
410,000	2.700%, 07/20/22	403,113
	Barclays Bank (1)
600,000	10.179%, 06/12/21	724,018
	BBVA Banco Continental (1)
240,000	3.250%, 04/08/18	239,633
	BPCE MTN (1)
535,000	2.750%, 01/11/23	525,757
	Capital One Financial
175,000	2.500%, 05/12/20	173,794
	Citigroup
495,000	3.200%, 10/21/26	482,859
675,000	2.750%, 04/25/22	665,865
	Credit Suisse Group (1)
250,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	248,454
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	259,255
	Credit Suisse Group Funding Guernsey
365,000	3.450%, 04/16/21	369,455
	Fidelity & Guaranty Life Holdings (1)
410,000	6.375%, 04/01/21	418,200

Schroder Total Return Fixed Income Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount †		Value $

	Goldman Sachs Group
680,000	5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/66	666,822
65,000	2.875%, 02/25/21	64,944
	HSBC Bank USA
350,000	4.875%, 08/24/20	368,157
	JPMorgan Chase
660,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	653,874
195,000	2.700%, 05/18/23	191,216
	MetLife
169,000	7.717%, 02/15/19	178,477
220,000	6.400%, 12/15/36	253,033
	Moody's
136,000	5.500%, 09/01/20	144,994
	Morgan Stanley MTN
300,000	3.750%, 02/25/23	306,968
	Norddeutsche Landesbank Girozentrale (1)
400,000	2.000%, 02/05/19	398,381
	Prudential Financial
37,000	7.375%, 06/15/19	39,446
490,000	4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/47	497,350
	Regions Bank
420,000	2.250%, 09/14/18	420,225
	Royal Bank of Scotland Group
325,000	3.875%, 09/12/23	328,049
	Sparebank 1 Boligkreditt (1)
1,000,000	1.750%, 11/15/19	984,914
	Wells Fargo
215,000	3.069%, 01/24/23	215,127
		11,767,307
	Healthcare – 1.7%
	Becton Dickinson
500,000	3.363%, 06/06/24	492,626
	Cardinal Health
130,000	3.079%, 06/15/24	125,781
	Shire Acquisitions Investments Ireland DAC
395,000	2.400%, 09/23/21	385,707
	Tenet Healthcare (1)
170,000	4.625%, 07/15/24	167,025
		1,171,139
	Industrials – 0.7%
	Barrick North America Finance LLC
19,000	4.400%, 05/30/21	19,979
	Fly Leasing
430,000	6.375%, 10/15/21	448,275
		468,254
	Information Technology – 2.0%
	Apple
95,000	4.250%, 02/09/47	102,103
615,000	3.000%, 06/20/27	598,282
Principal Amount †		Value $

	Hewlett Packard Enterprise (1)
435,000	2.100%, 10/04/19	430,130
	VMware
250,000	2.300%, 08/21/20	245,377
		1,375,892
	Materials – 0.7%
	Sherwin-Williams
505,000	3.125%, 06/01/24	496,809

	Real Estate – 2.0%
	American Tower REIT
600,000	2.800%, 06/01/20	600,476
	Crown Castle International REIT
275,000	3.800%, 02/15/28	269,407
135,000	3.200%, 09/01/24	131,695
	Digital Realty Trust REIT
400,000	2.750%, 02/01/23	391,632
		1,393,210
	Telecommunication Services – 3.4%
	AT&T
300,000	5.250%, 03/01/37	317,031
330,000	3.900%, 08/14/27	328,562
390,000	3.400%, 05/15/25	379,468
	Verizon Communications
515,000	4.272%, 01/15/36	510,316
650,000	4.125%, 03/16/27	668,105
155,000	2.946%, 03/15/22	154,330
		2,357,812
	Utilities – 1.8%
	Dynegy
130,000	7.625%, 11/01/24	140,452
70,000	7.375%, 11/01/22	73,948
	Fermaca Enterprises S de RL (1)
296,960	6.375%, 03/30/38	318,861
	Mexico Generadora de Energia (1)
179,744	5.500%, 12/06/32	190,079
	Southern
250,000	2.950%, 07/01/23	246,934
	Suburban Propane Partners
300,000	5.750%, 03/01/25	295,500
		1,265,774
	TOTAL CORPORATE OBLIGATIONS
	(Cost $31,491,345)	31,517,593

	U.S. TREASURY OBLIGATIONS (2) – 15.9%
	United States Treasury Bonds
440,000	3.000%, 02/15/47	445,070
200,000	3.000%, 05/15/47	202,180
340,000	2.875%, 11/15/46	335,551
820,600	2.500%, 02/15/46	751,490
935,000	2.500%, 05/15/46	855,525

Schroder Total Return Fixed Income Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount †		Value $

790,000	2.250%, 08/15/46	684,584
	United States Treasury Inflation Indexed Bonds
943,495	1.000%, 02/15/46	993,230
	United States Treasury Notes
620,000	2.375%, 05/15/27	602,369
597,400	2.250%, 11/15/25	578,638
448,500	2.250%, 11/15/27	430,437
260,000	2.125%, 12/31/22	255,155
275,000	2.000%, 10/31/21	270,907
455,000	2.000%, 12/31/21	447,589
180,000	2.000%, 11/30/22	175,753
330,000	2.000%, 11/15/26	311,489
460,000	1.875%, 02/28/22	449,632
835,000	1.875%, 03/31/22	815,560
185,000	1.875%, 04/30/22	180,534
315,000	1.750%, 11/30/21	307,248
535,000	1.750%, 05/31/22	518,992
570,000	1.625%, 08/31/19	565,948
875,000	1.625%, 05/15/26	804,556
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $11,317,171)	10,982,437

	ASSET-BACKED SECURITIES – 12.8%
	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C
164,023	2.290%, 11/08/19	164,059
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
151,000	2.410%, 07/15/22	151,202
	CAL Funding III, Series 2017-1A, Class A (1)
388,908	3.620%, 06/25/42	384,972
	Carlyle Global Market Strategies, Series 2017-1A, Class A1A (1)
605,000	3.045%, VAR ICE LIBOR USD 3 Month+1.300%, 04/20/31	609,930
	Cedar Funding VI CLO, Series 2016-6A, Class A1 (1)
645,000	2.833%, VAR ICE LIBOR USD 3 Month+1.470%, 10/20/28	648,662
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	18,827
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	2.932%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	504,502
	Flagship Credit Auto Trust, Series 2014-1, Class B (1)
13,995	2.550%, 02/18/20	13,998
Principal Amount †		Value $

	Flagship Credit Auto Trust, Series 2015-2, Class A (1)
207,767	1.980%, 10/15/20	207,684
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	2.724%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	610,600
	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	2.935%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	806,600
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	2.960%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	603,599
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	3.065%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	253,276
	Santander Drive Auto Receivables Trust, Series 2014-1, Class C
38,668	2.360%, 04/15/20	38,672
	Santander Drive Auto Receivables Trust, Series 2014-2, Class C
130,213	2.330%, 11/15/19	130,303
	Springleaf Funding Trust, Series 2015-AA, Class A (1)
565,000	3.160%, 11/15/24	566,437
	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	200,176
	Textainer Marine Containers, Series 2017-2A, Class A (1)
213,757	3.520%, 06/20/42	212,384
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
93,126	3.720%, 05/20/42	93,408
	THL Credit Wind River, Series 2017-2A, Class A (1)
640,000	2.975%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/30	643,274
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (3)
62,241	3.500%, 04/25/55	62,817
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (3)
194,323	2.750%, 04/25/57	193,058
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (3)
365,937	2.750%, 07/25/57	362,816
	Towd Point Mortgage Trust, Series 2017-4, Class A1
179,940	2.750%, 06/25/57	179,230
	Towd Point Mortgage Trust, Series 2017-5, Class A1 (1)
606,750	2.161%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/57	604,497

Schroder Total Return Fixed Income Fund
Schedule of Investments
January 31, 2018 (unaudited)

Principal Amount †		Value $

	Voya CLO, Series 2017-2A, Class A1R (1)
595,000	2.981%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/30	599,649
	TOTAL ASSET-BACKED SECURITIES
	(Cost $8,861,226)	8,864,632

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 10.2%
	Federal Home Loan Mortgage Corporation – 3.8%
	FHLMC
1,863,414	4.000%, 04/01/47	1,926,539
496,820	3.500%, 05/01/46	502,475
	FHLMC Gold
57,649	4.500%, 10/01/24	58,192
151,849	3.000%, 01/01/43	149,688
	FHLMC IO REMIC
1	1006.685%, VAR LIBOR USD 1 Month+1199.990%, 01/15/22	4
		2,636,898

	Federal National Mortgage Association – 5.9%
	FNMA
42,676	5.000%, 10/01/29	45,578
1,911,151	4.000%, 03/01/47	1,976,012
1,420,175	3.500%, 02/01/47	1,439,952
140,770	3.230%, VAR ICE LIBOR USD 12 Month+1.752%, 06/01/42	142,901
93,483	3.000%, 05/01/43	92,142
280,464	3.000%, 06/01/43	276,438
113,351	3.000%, 07/01/43	111,712
		4,084,735

	Government National Mortgage Association – 0.5%
	GNMA
230,975	2.599%, 04/16/54 (3)	231,754
	GNMA IO
2,150,048	0.810%, 12/16/51 (3)	103,480
		335,234
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $7,205,055)	7,056,867
Principal Amount †		Value $

	COLLATERALIZED MORTGAGE OBLIGATIONS – 6.1%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (3)
856,201	3.500%, 10/25/47	860,716
	Impac Secured Assets Trust, Series 2006-1, Class 2A2
106,971	1.971%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	104,744
	Impac Secured Assets Trust, Series 2006-2, Class 2M1
130,000	2.061%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	120,534
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (3)
111,132	3.500%, 05/25/45	112,135
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (3)
552,270	3.500%, 10/25/46	557,253
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (3)
117,508	3.500%, 01/25/47	118,641
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (3)
550,288	3.500%, 08/25/47	560,536
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (3)
469,987	3.500%, 11/25/48	474,081
	One Market Plaza Trust, Series 2017-1MKT, Class E (1)
195,000	4.142%, 02/10/32	188,137
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (3)
253,789	3.500%, 05/25/45	255,439
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (1) (3)
306,866	3.500%, 07/25/45	308,861
	Sequoia Mortgage Trust, Series 2017-2, Class A4 (1) (3)
522,629	3.500%, 03/25/47	525,400
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $4,228,460)	4,186,477

	SOVEREIGN GOVERNMENTS – 5.5%
	Argentine Bonos del Tesoro
ARS 12,035,000	21.200%, 09/19/18	608,202
	Brazil Notas do Tesouro Nacional Serie F
BRL 1,937,000	10.000%, 01/01/27	617,152
	Costa Rica Government International Bond (4)
520,000	4.250%, 01/26/23	504,400

Schroder Total Return Fixed Income Fund
Schedule of Investments
January 31, 2018 (unaudited)
Principal Amount †		Value $

	Ecuador Government International Bond (1)
400,000	7.875%, 01/23/28	406,200
	Mexican Bonos
MXN15,400,000	6.500%, 06/09/22	796,265
	Province of Manitoba Canada
185,000	9.625%, 12/01/18	195,770
	South Africa Government Bond
ZAR 6,580,000	6.500%, 02/28/41	399,258
	South Africa Government International Bond
279,000	4.850%, 09/27/27	282,460
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $3,884,881)	3,809,707

	TAXABLE MUNICIPAL BONDS – 1.8%
	Florida – 0.9%
	Hurricane Catastrophe Fund Finance RB, Series A
630,000	2.995%, 07/01/20	637,327

	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
90,000	7.425%, 02/15/29	112,360
	State Transportation Trust Fund Authority RB, Series C
90,000	5.754%, 12/15/28	101,129
		213,489
	Ohio – 0.1%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	67,096

	Pennsylvania – 0.5%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	347,844

	TOTAL MUNICIPAL BONDS
	(Cost $1,253,508)	1,265,756
Principal Amount †		Value $

	COMMERCIAL MORTGAGE-BACKED OBLIGATION – 0.4%
	Cold Storage Trust, Series 2017-ICE3, Class D (1)
240,000	3.660%, VAR LIBOR USD 1 Month+2.100%, 04/15/36
	(Cost $240,085)	240,745

	TOTAL INVESTMENTS IN SECURITIES – 98.3%
	(Cost $68,481,731)	67,924,214
	OTHER ASSETS LESS LIABILITIES – 1.7%	1,176,983
	NET ASSETS – 100%	$69,101,197

†	In U.S. Dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2018, the value of these securities amounted to $21,364,478, representing 30.9% of the net assets of the Fund.

(2)	Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2018, the value of these securities amounted to $504,400, representing 0.7% of the net assets of the Fund.

Schroder Total Return Fixed Income Fund
Schedule of Investments
January 31, 2018 (unaudited)
The open futures contracts held by the Fund at January 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-BTP	(13)	Mar-2018	$(2,144,054)	$(2,194,751)	$54,134
Euro-Bund	(2)	Mar-2018	(386,385)	(394,368)	9,969
Euro-OAT	(5)	Mar-2018	(947,115)	(949,357)	367
U.S. 10-Year Treasury Note	30	Mar-2018	3,714,743	3,647,344	(67,399)
U.S. 2-Year Treasury Note	(2)	Mar-2018	(429,215)	(426,469)	2,746
U.S. 5-Year Treasury Note	2	Mar-2018	233,428	229,422	(4,006)
U.S. Long Treasury Bond	2	Mar-2018	300,629	295,625	(5,004)
U.S. Ultra Long Treasury Bond	8	Mar-2018	1,334,995	1,295,500	(39,495)
			$1,677,026	$1,502,946	$(48,688)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	03/09/18	MXN	15,400,000	USD	794,455	$(28,209)

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2018, is as follows:

Credit Default Swaps

Reference Entity	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
CDX High Yield S29	Buy	(5.00)%	Quarterly	12/20/2022	$1,900,000	$(158,626)	$(159,931)	$1,305

ARS — Argentine Peso
BRL — Brazilian Real
CDX — Credit Derivatives Index
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
MXN — Mexican Peso
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
USD — United States Dollar
VAR — Variable Rate
ZAR — South African Rand

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds
Fair Value Measurements
January 31, 2018 (unaudited)
The following is a summary of the inputs used as of January 31, 2018, in valuing the Schroder Funds’ investments carried at value:

Schroder Emerging Markets Small Cap Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$16,537	$—	$—	$16,537
Brazil	155,848	—	—	155,848
China	310,431	—	—	310,431
Egypt	28,891	—	—	28,891
Georgia	26,150	—	—	26,150
Greece	35,262	—	—	35,262
Hong Kong	38,227	—	—	38,227
India	244,099	—	—	244,099
Indonesia	75,170	—	—	75,170
Malaysia	—	30,511	—	30,511
Mexico	74,523	—	—	74,523
Pakistan	18,785	—	—	18,785
Philippines	69,906	—	—	69,906
Poland	61,433	—	—	61,433
Russia	144,527	—	—	144,527
Singapore	36,355	—	—	36,355
South Africa	40,062	—	—	40,062
South Korea	383,021	—	—	383,021
Spain	32,772	—	—	32,772
Sri Lanka	—	27,599	—	27,599
Taiwan	365,190	—	—	365,190
Turkey	45,659	—	—	45,659
United Arab Emirates	29,486	—	—	29,486
Total Common Stock	2,232,334	58,110	—	2,290,444

Preferred Stock
Brazil	48,274	—	—	48,274
Colombia	23,784	—	—	23,784
Total Preferred Stock	72,058	—	—	72,058

Total Investments in Securities	$2,304,392	$58,110	$—	$2,362,502

Schroder Mutual Funds
Fair Value Measurements
January 31, 2018 (unaudited)
Schroder Core Bond Fund

Investments in Securities (2)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$9,177,155	$—	$9,177,155
U.S. Treasury Obligations	—	8,441,857	—	8,441,857
U.S. Government Mortgage-Backed Obligation	—	998,948	—	998,948
Asset-Backed Securities	—	743,546	—	743,546
Taxable Municipal Bonds	—	317,058	—	317,058
Total Investments in Securities	$—	$19,678,564	$—	$19,678,564

Schroder Long Duration Investment-Grade Bond Fund

Investments in Securities (2)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$42,826,662	$—	$42,826,662
Corporate Obligations	—	37,650,054	—	37,650,054
Taxable Municipal Bonds	—	567,132	—	567,132
Total Investments in Securities	$—	$81,043,848	$—	$81,043,848

Schroder Short Duration Bond Fund

Investments in Securities (2)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$9,586,252	$—	$9,586,252
U.S. Treasury Obligations	—	3,902,016	—	3,902,016
Asset-Backed Securities	—	1,868,772	—	1,868,772
Collateralized Mortgage Obligations	—	627,669	—	627,669
Taxable Municipal Bonds	—	335,998	—	335,998
Total Investments in Securities	$—	$16,320,707	$—	$16,320,707

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$5,988	$—	$—	$5,988
Futures — Unrealized Depreciation	(14,992)	—	—	(14,992)
Total Other Financial Instruments	$(9,004)	$—	$—	$(9,004)

Schroder Mutual Funds
Fair Value Measurements
January 31, 2018 (unaudited)
Schroder Total Return Fixed Income Fund

Investments in Securities (2)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$31,517,593	$—	$31,517,593
U.S. Treasury Obligations	—	10,982,437	—	10,982,437
Asset-Backed Securities	—	8,864,632	—	8,864,632
U.S. Government Mortgage-Backed Obligations	—	7,056,867	—	7,056,867
Collateralized Mortgage Obligations	—	4,186,477	—	4,186,477
Sovereign Governments	—	3,809,707	—	3,809,707
Taxable Municipal Bonds	—	1,265,756	—	1,265,756
Commercial Mortgage-Backed Obligation	—	240,745	—	240,745
Total Investments in Securities	$—	$67,924,214	$—	$67,924,214

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$67,216	$—	$—	$67,216
Futures — Unrealized Depreciation	(115,904)	—	—	(115,904)
Forwards — Unrealized Depreciation	—	(28,209)	—	(28,209)
Credit Default Swaps — Unrealized Appreciation	—	1,305	—	1,305
Total Other Financial Instruments	$(48,688)	$(26,904)	$—	$(75,592)

(1)
Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2018, the Fund had securities with a total value of $58,110 transfer from Level 1 to Level 2. The change in level occurred due to a scheduled market holiday.

(2)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

SCH-QH-001-0300

Item 2.	Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: March 29, 2018